CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Statement Of Stockholders Equity [Abstract]
Cash dividends declared per ordinary share	$ 0.52	$ 0.13
Unrealized gain (loss) on derivatives, net of tax	$ 4,696	$ (17,942)	$ (14,437)
Unrealized gain (loss) on short-term interest-bearing investments, net of tax	244	54	(2,023)
Unrealized (loss) on defined benefit plan, net of tax	$ (4,308)	$ (7,613)	$ (3,196)